Investments (Investment in Leverage Leases) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Investment in leveraged leases
Rental receivables, net	$ 92	$ 92
Estimated residual values	14	14
Subtotal	106	106
Unearned income	(35)	(37)
Investment in leveraged leases	$ 71	$ 69